Investments and Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Summary of Investments in Debt Securities that are Measured at Fair Value

The following table summarizes the Company's investments in debt securities that are measured at fair value as of December 31, 2023 (in thousands):

	Amortized costs basis	Gross unrealized gains	Gross unrealized losses	Fair value
As of March 31, 2023
Investment in debt securities	$4,943	$2	$—	$4,945
As of December 31, 2023
Investment in debt securities	$1,995	$—	$—	$1,995

The following table summarizes the Company's investments in debt securities that are measured at fair value as of March 31, 2023 (in thousands):

	Amortized costs basis	Gross unrealized gains	Gross unrealized losses	Fair value
As of March 31, 2023
Investment in debt securities	$4,943	$2	$—	$4,945

Schedule of Activity for Investments in Equity Securities Measured at Fair Value

The following table presents the activity for investments in equity securities measured at fair value for the nine months ended December 31, 2023 (in thousands):

Investment in Equity Securities (in thousands)
Balance at March 31, 2023	$706
Liquidation of equity securities	(718)
Gain on investment in equity securities	12
Balance at December 31, 2023	$—

The following table presents the activity for investments in equity securities measured at fair value for the year ended March 31, 2023 (in thousands):

Investment in Equity Securities (in thousands)
Balance at March 31, 2022	$—
Purchases at cost	1,061
Sales	(384)
Gain on investment in equity securities	29
Balance at March 31, 2023	$706